CONVERTIBLE PREFERRED STOCK (Details Narrative) - USD ($)	1 Months Ended			3 Months Ended	12 Months Ended
	Jun. 19, 2017	Apr. 30, 2017	Jun. 30, 2011	Jul. 31, 2017	Apr. 30, 2017	Apr. 30, 2016	Jan. 06, 2012	Dec. 31, 2011
Conversion price per share								$ 1.25
Convertible preferred stock, currently in default		$ 137,500			$ 137,500	$ 137,500
Accrued interest payable		$ 350,539			350,539	281,789
Gain on extinguishment of debt				$ 475,587	207,803	$ (1,365,521)
Preferred Stock [Member]
Extinguishment of principal amount	$ 137,500
Extinguishment of accrued dividends	359,957
Extinguishment of derivative liabilities	4,571
Gain on extinguishment of debt	$ 302,595
Common Class A [Member]
Share issued, Shares	24,750,000
Shares issued for preferred stock settlement, shares	11,250,000
Shares issued for preferred stock settlement, amount	$ 91,125
Convertible Preferred Stock [Member]
Share issued, Shares			360,000
Shares issued, Amount			$ 360,000
Conversion price per share							$ 0.10475
Preferred Stock dividend rate		25.00%	25.00%
Preferred stock and accrued dividends converted into common stock, amount							$ 312,500
Preferred stock and accrued dividends converted into common stock							2,983,293
Warrant issued			360,000
Common stock exercise price per share			$ 0.60
Preferred stock redemption date		Dec. 31, 2011
Convertible Preferred Stock [Member] | Two Unrelated Parties [Member]
Preferred stock value		$ 137,500			137,500
Accrued dividends payable		$ 350,539			$ 350,539
Preferred stock redemption price per share		$ 1.25			$ 1.25